CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses:
Research and development expenses											$ 8,820,204	$ 8,739,420	$ 11,795,376
General and administrative expenses	$ 1,839,414	$ 2,891,177	$ 2,194,809	$ 1,354,263	$ 2,438,106	$ 2,306,398	$ 5,085,986	$ 4,744,504	$ 6,925,400	$ 6,098,767	9,160,770	8,223,700	11,689,926
Litigation settlement gain											0	0	(2,700,000)
Total Operating Expenses	246,883	5,911,609	4,926,974	3,117,320	6,031,447	(11,962)	10,838,583	6,019,485	11,085,466	9,136,805	17,980,974	16,963,120	20,785,302
Gain (Loss) from Operations	(246,883)	(5,911,609)	(4,926,974)	(3,117,320)	(6,031,447)	11,962	(10,838,583)	(6,019,485)	(11,085,466)	(9,136,805)	(17,980,974)	(16,963,120)	(20,785,302)
Other Income:
Interest income	6,132	1,152	1,010	2,057	449	1,286	2,162	1,735	8,294	3,792	13,615	5,531	222,256
Changes in fair value of warrant liabilities - gain	1,003,521	(1,555,609)	949,456	198,948		0	(606,153)		397,368	198,948	556,810	198,948	0
Foreign currency exchange gains (losses)	156,360	27,992	233,404	37,209	86,438	(195,635)	261,396	(109,198)	417,756	(71,989)	350,939	(67,256)	81,501
Other expenses	(5,676)	(1,741)	(2,303)	(2,788)	(3,213)	(4,124)	(4,044)	(7,336)	(9,720)	(10,124)	(22,007)	(20,306)	(17,914)
Total Other Income (Expenses)	1,160,337	(1,528,206)	1,181,567	235,426	83,674	(198,473)	(346,639)	(114,799)	813,698	120,627	899,357	116,917	285,843
Net Loss	913,454	(7,439,815)	(3,745,407)	(2,881,894)	(5,947,773)	(186,511)	(11,185,222)	(6,134,284)	(10,271,768)	(9,016,178)	(17,081,617)	(16,846,203)	(20,499,459)
Other Comprehensive Income:
Foreign Currency Translation Adjustment	(3,676)	(46,037)	(222,725)	3,281	(160,116)	107,168	(268,762)	(52,948)	(272,438)	(49,667)	(299,205)	3,566	(116,180)
Comprehensive Loss	$ 909,778	$ (7,485,852)	$ (3,968,132)	$ (2,878,613)	$ (6,107,889)	$ (79,343)	$ (11,453,984)	$ (6,187,232)	$ (10,544,206)	$ (9,065,845)	$ (17,380,822)	$ (16,842,637)	$ (20,615,639)
Loss per ordinary share (basic and diluted)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average ordinary shares (basic and diluted)	3,386,573,113	3,002,482,637	2,516,280,709	1,971,025,222	1,607,121,984	1,580,860,080	2,759,381,673	1,594,063,579	3,336,002,895	1,721,098,272	3,159,037,588	1,830,998,609	1,540,309,840